Net investment income	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Net Investment Income [Abstract]
Net investment income
Net investment income
Net investment income for the three and nine months ended September 30, 2014 and 2013 consisted of the following:

	For the three months ended		For the nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
Net investment income by type	($ in thousands)
Net realized gains on investments and investment derivatives	$53,378	$63,778	$184,686	$176,673
Net unrealized gains (losses) on investments and investment derivatives	(62,448)	7,404	(67,407)	31,709
Net realized gain (loss) on foreign currencies	13,125	(1,353)	4,851	4,364
Dividend and interest income	6,628	4,287	22,405	15,587
Dividends paid on securities sold, not yet purchased	—	(171)	(34)	(607)
Management and performance fees	(8,440)	(19,558)	(46,630)	(57,750)
Other expenses	(1,573)	(1,860)	(6,743)	(4,383)
Net investment income on investments managed by Third Point LLC	670	52,527	91,128	165,593
Investment income on cash held by the Catastrophe Reinsurer and Catastrophe Fund	27	28	84	44
Net gain on catastrophe bond held by Catastrophe Reinsurer	75	—	80	—
Net gain on reinsurance contract derivatives written by the Catastrophe Reinsurer	780	2,062	780	3,167
	$1,552	$54,617	$92,072	$168,804

	For the three months ended		For the nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
Net investment income by asset class	($ in thousands)
Net investment gains on equity securities	$6,282	$60,042	$56,927	$167,364
Net investment gains (losses) on debt securities	(5,435)	14,950	81,540	57,549
Net investment gains (loss) on other investments	(25,807)	(4,595)	(30,787)	(1,517)
Net investment gains on investment derivatives	18,446	751	10,412	19,143
Net investment gains (losses) on securities sold, not yet purchased	4,861	5,857	20,245	(16,017)
Net investment income (loss) on cash, including foreign exchange gains (losses)	15,095	(2,906)	5,921	2,243
Net investment gains (losses) on securities purchased under and agreement to resell	(2,381)	1,207	(2,592)	1,228
Management and performance fees	(8,440)	(19,558)	(46,630)	(57,750)
Other investment expenses	(1,069)	(1,131)	(2,964)	(3,439)
	$1,552	$54,617	$92,072	$168,804

Net investment income
Net investment income for the years ended December 31, 2013 and 2012 a consisted of the following:

	2013	2012
Net investment income by type	($ in thousands)
Net unrealized gains on investments and investment derivatives	$78,950	$113,422
Net realized gains on investments and investment derivatives	236,333	55,632
Net gain (loss) on foreign currencies	21,106	(219)
Dividend and interest income, net of withholding taxes	14,233	25,284
Dividends paid on securities sold, not yet purchased	(722)	(1,629)
Management and performance fees	(87,333)	(50,211)
Other expenses	(8,863)	(5,411)
Net investment income on investments managed by Third Point LLC	253,704	136,868
Deposit liabilities and reinsurance contracts investment expense	(4,922)	(446)
Investment income on cash collateral held by the Catastrophe Reinsurer	86	—
Net gain on reinsurance contract derivatives written by the Catastrophe Reinsurer	4,335	—
	$253,203	$136,422

	2013	2012
Net investment income by asset class	($ in thousands)
Net investment gains on equity securities	$243,449	$96,210
Net investment gains on debt securities	69,194	65,040
Net investment gains (losses) on other investments	(5,045)	7,386
Net investment gains on derivatives	29,257	5,793
Net investment gains (losses) on securities sold, not yet purchased	(5,974)	17,076
Net investment income (loss) on cash	17,961	(1,230)
Net investment gains on securities purchased under and agreement to resell	1,863	562
Management and performance fees	(87,333)	(50,211)
Other investment expenses	(5,247)	(3,758)
Deposit liabilities and reinsurance contracts investment expense	(4,922)	(446)
	$253,203	$136,422